Accumulated Other Comprehensive Loss (Detail) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated Other Comprehensive Loss	$ 3,913,783	$ 4,089,293
Unrealized loss on qualifying cash flow hedging instruments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated Other Comprehensive Loss	(493)	(41)
Pension adjustments, net of tax recoveries
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated Other Comprehensive Loss	(12,272)	(12,160)
Unrealized gain (loss) on marketable securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated Other Comprehensive Loss	284	(416)
Foreign exchange gain on currency translation
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated Other Comprehensive Loss	2,426	2,014
AOCI Including Portion Attributable to Noncontrolling Interest
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated Other Comprehensive Loss	$ (10,055)	$ (10,603)